Loss Per Share - Computation of earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (22,401,709)	$ (3,069,021)	¥ (20,719,753)	¥ (14,437,104)
Accretion on redeemable non-controlling interests to redemption value	(347,516)	(47,609)	(303,163)	(279,355)
Net loss attributable to non-controlling interests	91,533	12,540	(124,051)	157,014
Net loss attributable to ordinary shareholders of NIO Inc.	¥ (22,657,692)	$ (3,104,090)	¥ (21,146,967)	¥ (14,559,445)
Denominator:
Weighted-average number of ordinary shares outstanding - basic	2,054,614,522	2,054,614,522	1,700,203,886	1,636,999,280
Weighted-average number of ordinary shares outstanding - diluted	2,054,614,522	2,054,614,522	1,700,203,886	1,636,999,280
Basic net loss per share attributable to ordinary shareholders of NIO Inc | (per share)	¥ (11.03)	$ (1.51)	¥ (12.44)	¥ (8.89)
Diluted net loss per share attributable to ordinary shareholders of NIO Inc | (per share)	¥ (11.03)	$ (1.51)	¥ (12.44)	¥ (8.89)